Investment Risks	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, the Fund’s returns will vary and you could lose money on your investment in the EBS Income & Appreciation Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The Fund is subject to certain other risks, including the following:

Fixed Income Securities. Any fixed income securities held by the Fund may be subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Although the Federal Reserve has begun to lower interest rates following a series of interest rate increases that began in 2022 in an effort to address inflation, economic or other factors, such as inflation, could stop or slow these interest rate changes.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand, and general economic conditions.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities), are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

While not a principal investment strategy, the Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

●	Call Risk. Some of the securities that the Fund may own may be “callable,” which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

Convertible Security Risk. Convertible securities are hybrid securities and subject to the risks associated with both fixed income and equity investments. The price of convertible securities may fluctuate in response to price changes in the underlying stock. Companies that issue convertible securities often are smaller capitalization companies that may lack the management experience, financial resources, product diversification and competitive strengths often present in larger corporations.

●	Credit Risk. Convertible securities are normally considered “junior” to secured securities, meaning the company must pay interest on its nonconvertible secured debt before it can make payments on its convertible securities. Therefore, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities.

●	Liquidity Risk. Certain convertible securities are issued and sold through transactions under Rule 144A of the Securities Act of 1933 and the Adviser will determine whether these securities are liquid. If any Rule 144A or non-Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and it may be more difficult to sell the security.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings.

●	Availability Risk. Depending upon market conditions, convertible securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income and capital appreciation while remaining fully diversified.

●	Call Risk. When interest rates are low, an issuer will often redeem its callable securities prior to their maturity. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

●	Synthetic Convertible Risk. The value of a synthetic convertible will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of an income producing security and a warrant, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant, the warrant may lose all value.

Equity Security Risk. The return on and value of an equity security will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions, and other factors beyond the control of the Adviser. Local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, natural or environmental disasters, widespread disease, including pandemics and epidemics, high inflation, recessions, tariffs and economic sanctions, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein. Armed conflicts, the responses and sanctions by other countries, and the potential for wider conflicts, can have adverse effects on regional and global economies.

●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political, and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts, could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC’s operating expenses.

Indebtedness Risk. Indebtedness from a specific commercial loan to a borrower may not be a security and is different than a traditional public debt security. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund may also invest in loans used to finance the costs of construction, acquisition, development and or rehabilitation of a property, including single-family homes, multi-family rentals, and commercial facilities. The Fund’s investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund’s investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A loan used to finance the costs of construction may expose the Fund to an increased risk of non-payment because the loan is not backed by a finished project.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”).

Foreign Investment Risk. Investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The risks associated with changes in diplomatic relations, tensions or open conflict between nations, or political dysfunction with some nations that are global economic powers could affect the economies of many nations, including the U.S. The value of foreign investments may be affected by the imposition of new government regulations, economic sanctions, tariffs or trade agreements, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Sector Risk. An emphasis in one or more particular business sectors may cause the Fund’s share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for a mutual fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.

Cybersecurity Risk. Corporate issuers, counterparties, exchange and other financial market operators, banks, brokers, dealers and other financial institutions that the Fund engages may experience cybersecurity breaches. These breaches could disrupt their operations and negatively impact their financial condition, and potentially have a negative impact on the Fund and its shareholders.

Eubel Brady & Suttman Income and Appreciation Fund | Fixed Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities. Any fixed income securities held by the Fund may be subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Although the Federal Reserve has begun to lower interest rates following a series of interest rate increases that began in 2022 in an effort to address inflation, economic or other factors, such as inflation, could stop or slow these interest rate changes.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand, and general economic conditions.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities), are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

While not a principal investment strategy, the Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

●	Call Risk. Some of the securities that the Fund may own may be “callable,” which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

Eubel Brady & Suttman Income and Appreciation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand, and general economic conditions.

Eubel Brady & Suttman Income and Appreciation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities), are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

While not a principal investment strategy, the Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Eubel Brady & Suttman Income and Appreciation Fund | Call Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. Some of the securities that the Fund may own may be “callable,” which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Eubel Brady & Suttman Income and Appreciation Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

Eubel Brady & Suttman Income and Appreciation Fund | Convertible Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risk. Convertible securities are hybrid securities and subject to the risks associated with both fixed income and equity investments. The price of convertible securities may fluctuate in response to price changes in the underlying stock. Companies that issue convertible securities often are smaller capitalization companies that may lack the management experience, financial resources, product diversification and competitive strengths often present in larger corporations.

●	Credit Risk. Convertible securities are normally considered “junior” to secured securities, meaning the company must pay interest on its nonconvertible secured debt before it can make payments on its convertible securities. Therefore, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities.

●	Liquidity Risk. Certain convertible securities are issued and sold through transactions under Rule 144A of the Securities Act of 1933 and the Adviser will determine whether these securities are liquid. If any Rule 144A or non-Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and it may be more difficult to sell the security.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings.

●	Availability Risk. Depending upon market conditions, convertible securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income and capital appreciation while remaining fully diversified.

●	Call Risk. When interest rates are low, an issuer will often redeem its callable securities prior to their maturity. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

●	Synthetic Convertible Risk. The value of a synthetic convertible will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of an income producing security and a warrant, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant, the warrant may lose all value.

Eubel Brady & Suttman Income and Appreciation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Convertible securities are normally considered “junior” to secured securities, meaning the company must pay interest on its nonconvertible secured debt before it can make payments on its convertible securities. Therefore, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities.

Eubel Brady & Suttman Income and Appreciation Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Certain convertible securities are issued and sold through transactions under Rule 144A of the Securities Act of 1933 and the Adviser will determine whether these securities are liquid. If any Rule 144A or non-Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and it may be more difficult to sell the security.

Eubel Brady & Suttman Income and Appreciation Fund | Interest Rates Risk 1 [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings.

Eubel Brady & Suttman Income and Appreciation Fund | Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Availability Risk. Depending upon market conditions, convertible securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income and capital appreciation while remaining fully diversified.

Eubel Brady & Suttman Income and Appreciation Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. When interest rates are low, an issuer will often redeem its callable securities prior to their maturity. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Eubel Brady & Suttman Income and Appreciation Fund | Convertible Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

Eubel Brady & Suttman Income and Appreciation Fund | Synthetic Convertible Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Synthetic Convertible Risk. The value of a synthetic convertible will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of an income producing security and a warrant, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant, the warrant may lose all value.

Eubel Brady & Suttman Income and Appreciation Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The return on and value of an equity security will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions, and other factors beyond the control of the Adviser. Local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, natural or environmental disasters, widespread disease, including pandemics and epidemics, high inflation, recessions, tariffs and economic sanctions, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein. Armed conflicts, the responses and sanctions by other countries, and the potential for wider conflicts, can have adverse effects on regional and global economies.

●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political, and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts, could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Eubel Brady & Suttman Income and Appreciation Fund | Significant Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political, and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts, could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Eubel Brady & Suttman Income and Appreciation Fund | Risks of Investments in RICs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC’s operating expenses.

Eubel Brady & Suttman Income and Appreciation Fund | Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indebtedness Risk. Indebtedness from a specific commercial loan to a borrower may not be a security and is different than a traditional public debt security. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund may also invest in loans used to finance the costs of construction, acquisition, development and or rehabilitation of a property, including single-family homes, multi-family rentals, and commercial facilities. The Fund’s investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

Eubel Brady & Suttman Income and Appreciation Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”).

Eubel Brady & Suttman Income and Appreciation Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The risks associated with changes in diplomatic relations, tensions or open conflict between nations, or political dysfunction with some nations that are global economic powers could affect the economies of many nations, including the U.S. The value of foreign investments may be affected by the imposition of new government regulations, economic sanctions, tariffs or trade agreements, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Eubel Brady & Suttman Income and Appreciation Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. An emphasis in one or more particular business sectors may cause the Fund’s share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for a mutual fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time.

Eubel Brady & Suttman Income and Appreciation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.
Eubel Brady & Suttman Income and Appreciation Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Corporate issuers, counterparties, exchange and other financial market operators, banks, brokers, dealers and other financial institutions that the Fund engages may experience cybersecurity breaches. These breaches could disrupt their operations and negatively impact their financial condition, and potentially have a negative impact on the Fund and its shareholders.

Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, the Fund’s returns will vary and you could lose money on your investment in the EBS Income Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The EBS Income Fund is subject to certain other risks, including the following:

Fixed Income Securities. Any fixed income securities held by the Fund may be subject to certain risks, such as credit risk, interest rate risk, and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads, and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Although the Federal Reserve has begun to lower interest rates following a series of interest rate increases that began in 2022 in an effort to address inflation, economic or other factors, such as inflation, could stop or slow these interest rate changes.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand and general economic conditions.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities) are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. See U.S. Government Securities Risk below.

●	Call Risk. Some of the securities that the Fund may own may be “callable”, which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

●	Senior Floating Rate Securities Risk. Investments in these types of securities may expose the Fund to a greater degree of credit risk (including default and bankruptcy), liquidity risk, and valuation risk than other investments. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

●	U.S. Government Securities Risk. The Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law.

Sector Risk. An emphasis in one or more particular business sectors may cause the Fund’s share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for a mutual fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time.

Indebtedness Risk. Indebtedness from a specific commercial loan to a borrower may not be a security and is different than a traditional public debt security. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund may also invest in loans used to finance the costs of construction, acquisition, development and or rehabilitation of a property, including single-family homes, multi-family rentals, and commercial facilities. The Fund’s investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund’s investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A loan used to finance the costs of construction may expose the Fund to an increased risk of non-payment because the loan is not backed by a finished project.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC’s operating expenses.

Equity Security Risk. The return on and value of an equity security will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions, and other factors beyond the control of the Adviser. Local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, natural or environmental disasters, widespread disease, including pandemics and epidemics, high inflation, recessions, tariffs and economic sanctions, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein. Armed conflicts, the responses and sanctions by other countries, and the potential for wider conflicts can have adverse effects on regional and global economies.

●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Foreign Investment Risk. Investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The risks associated with changes in diplomatic relations, tensions or open conflict between nations, or political dysfunction with some nations that are global economic powers could affect the economies of many nations, including the U.S. The value of foreign investments may be affected by the imposition of new government regulations, economic sanctions, tariffs or trade agreements, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to credit risk depending on whether they are issued by agencies and instrumentalities of the U.S. Government and risks unique to the housing industry, including defaults, foreclosures and changes in real estate values. Mortgage-backed securities also are subject to prepayment risk, especially when interest rates decline.

Asset-Backed Securities Risk. The value of asset-backed securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are subject to prepayment risk. As interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Municipal Securities. The value of municipal bonds may fluctuate as a result of changes in the cash flows, or the ability to receive the cash flows, generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. For example, downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

Cybersecurity Risk. Corporate issuers, municipalities, counterparties, exchange and other financial market operators, banks, brokers, dealers and other financial institutions that the Fund engages, may experience cybersecurity breaches. These breaches could disrupt their operations and negatively impact their financial condition, and potentially have a negative impact on the Fund and its shareholders.

Eubel Brady & Suttman Income Fund | Fixed Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities. Any fixed income securities held by the Fund may be subject to certain risks, such as credit risk, interest rate risk, and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads, and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Although the Federal Reserve has begun to lower interest rates following a series of interest rate increases that began in 2022 in an effort to address inflation, economic or other factors, such as inflation, could stop or slow these interest rate changes.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand and general economic conditions.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities) are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. See U.S. Government Securities Risk below.

●	Call Risk. Some of the securities that the Fund may own may be “callable”, which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

●	Senior Floating Rate Securities Risk. Investments in these types of securities may expose the Fund to a greater degree of credit risk (including default and bankruptcy), liquidity risk, and valuation risk than other investments. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

●	U.S. Government Securities Risk. The Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law.

Eubel Brady & Suttman Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions may be higher than normal. Lower rated securities can be subject to greater levels of liquidity risk.

Eubel Brady & Suttman Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities) are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

Eubel Brady & Suttman Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. Some of the securities that the Fund may own may be “callable”, which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Eubel Brady & Suttman Income Fund | Convertible Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Preferred Stock Risk. Like preferred stock, the value of convertible preferred stock will fluctuate with changes in interest rates. Convertible preferred stock has preference over common stock in the payment of dividends, but ranks behind bonds, including convertible bonds, in priority upon liquidation.

Eubel Brady & Suttman Income Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The return on and value of an equity security will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions, and other factors beyond the control of the Adviser. Local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, natural or environmental disasters, widespread disease, including pandemics and epidemics, high inflation, recessions, tariffs and economic sanctions, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein. Armed conflicts, the responses and sanctions by other countries, and the potential for wider conflicts can have adverse effects on regional and global economies.

●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Eubel Brady & Suttman Income Fund | Significant Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Significant Market Events. Periods of volatility may occur in response to investor perceptions, market events and other economic, political and global macro factors. The ongoing effects of higher inflation have resulted in lower purchasing power and slower economic growth, while the recent efforts by the U.S. Government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market volatility and supply chain disruptions, and negatively impacted companies in export-driven industries or those dependent on cross border inputs. Decisions by the Federal Reserve on interest rate policy, the spread of infectious disease or other public health issues, and armed conflicts could have adverse effects on regional and global economies and negatively affect global growth and inflation. Large expansion of government deficits and debt, internal political discord, as well as other political events within the U.S. and abroad, may affect investor and consumer confidence and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Eubel Brady & Suttman Income Fund | Risks of Investments in RICs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC’s operating expenses.

Eubel Brady & Suttman Income Fund | Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indebtedness Risk. Indebtedness from a specific commercial loan to a borrower may not be a security and is different than a traditional public debt security. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund may also invest in loans used to finance the costs of construction, acquisition, development and or rehabilitation of a property, including single-family homes, multi-family rentals, and commercial facilities. The Fund’s investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund’s investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A loan used to finance the costs of construction may expose the Fund to an increased risk of non-payment because the loan is not backed by a finished project.

Eubel Brady & Suttman Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The risks associated with changes in diplomatic relations, tensions or open conflict between nations, or political dysfunction with some nations that are global economic powers could affect the economies of many nations, including the U.S. The value of foreign investments may be affected by the imposition of new government regulations, economic sanctions, tariffs or trade agreements, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Eubel Brady & Suttman Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. An emphasis in one or more particular business sectors may cause the Fund’s share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for a mutual fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time.

Eubel Brady & Suttman Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.
Eubel Brady & Suttman Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Corporate issuers, municipalities, counterparties, exchange and other financial market operators, banks, brokers, dealers and other financial institutions that the Fund engages, may experience cybersecurity breaches. These breaches could disrupt their operations and negatively impact their financial condition, and potentially have a negative impact on the Fund and its shareholders.

Eubel Brady & Suttman Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Interest rate changes can be sudden and unpredictable and are driven by a wide variety of factors, including central bank monetary policies, inflation rates, supply and demand and general economic conditions.

Eubel Brady & Suttman Income Fund | Senior Floating Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Senior Floating Rate Securities Risk. Investments in these types of securities may expose the Fund to a greater degree of credit risk (including default and bankruptcy), liquidity risk, and valuation risk than other investments. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Eubel Brady & Suttman Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk. The Fund may invest in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law.

Eubel Brady & Suttman Income Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to credit risk depending on whether they are issued by agencies and instrumentalities of the U.S. Government and risks unique to the housing industry, including defaults, foreclosures and changes in real estate values. Mortgage-backed securities also are subject to prepayment risk, especially when interest rates decline.

Eubel Brady & Suttman Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk. The value of asset-backed securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are subject to prepayment risk. As interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Eubel Brady & Suttman Income Fund | Municipal Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities. The value of municipal bonds may fluctuate as a result of changes in the cash flows, or the ability to receive the cash flows, generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. For example, downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.